Consolidated Balance Sheets - USD ($)	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
current assets:
Cash and cash equivalents	$ 5,982,000	$ 12,066,000	$ 1,706,000
Accounts receivable, net	1,241,000	1,327,000	841,000
Prepaid expenses	232,000	670,000	143,000
Other assets - short term portion		1,000	1,000
Other assets - short term portion	65,000	1,000	615,000
Total current assets	7,520,000	14,064,000	2,691,000
Other assets -long term portion	629,000	626,000
Property and equipment, net	374,000	343,000	344,000
Operating lease right-of-use assets, net	6,356,000	6,887,000	8,297,000
Intangible assets, net	2,259,000	2,603,000	4,191,000
Goodwill	19,368,000	19,368,000	17,362,000
Total assets	36,506,000	43,891,000	33,500,000
Current liabilities:
Accounts payable and accrued expenses	6,549,000	8,363,000	8,137,000
Convertible notes payable	50,000	50,000	1,435,000
Note payable - related party - short term portion	150,000	200,000	452,000
Due to related parties	7,000	41,000	0
Contract liabilities	5,826,000	5,973,000	0
Operating lease liability - short term portion	3,109,000	3,344,000	2,255,000
Taxes payable	58,000	62,000	0
Derivative liabilities	1,000	13,000	0
Stimulus loan program - short term portion		22,000	0
Total current liabilities	15,769,000	18,068,000	17,310,000
Operating lease liability - long term portion	5,341,000	5,835,000	7,003,000
Note payable - related party - long term portion		0	1,975,000
Stimulus loan program - long term portion		547,000	0
Rental deposits	119,000	119,000	105,000
Other long-term liabilities		477,000	0
Liabilities of discontinued operations - long term portion	107,000	107,000	107,000
Total liabilities	21,894,000	25,153,000	26,500,000
Commitment and contingencies (Note 10 &11)		0	0
Stimulus loan programs- short term portion	19,000	22,000
Long term liabilities:
Stimulus loan programs - long term portion	418,000	547,000
Other long-term liabilities	140,000	477,000
Common stock, ($0.001 par value: 300,000,000 shares authorized, 39,496,588 and 15,454,623 shares issued and outstanding as of June 30, 2021 and 2020, respectively)	44,000	40,000	16,000
Stockholders' equity:
Additional paid-in-capital	208,085,000	204,788,000	176,262,000
Stock payable		1,210,000	1,300,000
Accumulated deficit	(193,138,000)	(186,889,000)	(170,892,000)
Accumulated Other comprehensive (loss) income	(386,000)	(418,000)	253,000
Stock payable	0	1,210,000
Total stockholders' equity	14,612,000	18,738,000	7,000,000
Total liabilities and stockholders' equity	36,506,000	43,891,000	33,500,000
Series A Preferred Stock [Member]
Stockholders' equity:
Preferred stock, $0.01 par value: 15,000,000 shares authorized	$ 7,000	7,000
Series A Preferred Stock ($0.01 par value: 5,000,000 shares authorized, 720,000 shares issued and outstanding as of June 30, 2021 and 2020)		7,000	7,000
Series B Preferred Stock [Member]
Stockholders' equity:
Series B Convertible Preferred Stock ($0.01 par value: 3,000,000 shares authorized, 0 and 2,495,000 shares issued and outstanding as of June 30, 2021 and 2020, respectively)		0	25,000
Series C Preferred Stock [Member]
Stockholders' equity:
Series C Convertible Preferred Stock ($0.01 par value: 1,200,000 shares authorized, 0 and 911,149 shares issued and outstanding as of June 30, 2021 and 2020, respectively)		0	9,000
Series D Preferred Stock [Member]
Stockholders' equity:
Series D Convertible Preferred Stock ($0.01 par value: 2,500,000 shares authorized, 0 and 1,979,000 shares issued and outstanding as of June 30, 2021 and 2020, respectively)		$ 0	$ 20,000